Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ETC Cabana Target Beta ETF
Prospectus [Line Items]
Annual Return [Percent]	3.63%	4.55%	(16.84%)	8.44%
ETC Cabana Target Drawdown 10 ETF
Prospectus [Line Items]
Annual Return [Percent]	7.24%	7.58%	(19.68%)	14.68%
ETC Cabana Target Leading Sector Moderate ETF
Prospectus [Line Items]
Annual Return [Percent]	1.92%	3.91%	(23.29%)
QRAFT AI-Enhanced U.S. Large Cap ETF
Prospectus [Line Items]
Annual Return [Percent]	21.42%	24.15%	(22.54%)	21.80%	40.86%
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF
Prospectus [Line Items]
Annual Return [Percent]	35.56%	27.07%	(26.13%)	12.94%	53.59%
LG QRAFT AI-Powered U.S. Large Cap Core ETF
Prospectus [Line Items]
Annual Return [Percent]	27.87%